UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center, 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zach Stout
Title:     Chief Compliance Officer
Phone:     (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    Zach Stout     San Francisco, CA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $1,447,843 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106    27520  1000000 SH  CALL SOLE                  1000000        0        0
ADOBE SYS INC                  COM              00724F101    62904  1833400 SH       SOLE                  1833400        0        0
AMAZON COM INC                 COM              023135106    49372   243800 SH       SOLE                   243800        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    24893   395000 SH       SOLE                   395000        0        0
APPLE INC                      COM              037833100     3298     5500 SH       SOLE                     5500        0        0
ARIBA INC                      COM NEW          04033V203     9813   300000 SH       SOLE                   300000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106    56472  1996200 SH       SOLE                  1996200        0        0
ARUBA NETWORKS INC             COM              043176106    41089  1844200 SH       SOLE                  1844200        0        0
BAIDU INC                      SPON ADR REP A   056752108    47605   326575 SH       SOLE                   326575        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    46241  3905517 SH       SOLE                  3905517        0        0
CHART INDS INC                 COM PAR $0.01    16115Q308    18113   247000 SH       SOLE                   247000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    24197   379027 SH       SOLE                   379027        0        0
CISCO SYS INC                  COM              17275R102    30569  1445344 SH       SOLE                  1445344        0        0
CITRIX SYS INC                 COM              177376100    88689  1123924 SH       SOLE                  1123924        0        0
COMMVAULT SYSTEMS INC          COM              204166102    16431   331000 SH       SOLE                   331000        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    12043   238000 SH       SOLE                   238000        0        0
DISNEY WALT CO                 COM DISNEY       254687106    19701   450000 SH       SOLE                   450000        0        0
E M C CORP MASS                COM              268648102    17617   589600 SH       SOLE                   589600        0        0
EBAY INC                       COM              278642103    19040   516000 SH       SOLE                   516000        0        0
F5 NETWORKS INC                COM              315616102    23483   174000 SH       SOLE                   174000        0        0
FREESCALE SEMICONDUCTOR HLDG   SHS OLD          G3727Q101    22598  1468368 SH       SOLE                  1468368        0        0
GOOGLE INC                     CL A             38259P508    62970    98200 SH       SOLE                    98200        0        0
GROUPON INC                    COM CL A         399473107    12866   700000 SH  CALL SOLE                   700000        0        0
IHS INC                        CL A             451734107    15124   161500 SH       SOLE                   161500        0        0
INFORMATICA CORP               COM              45666Q102    16928   320000 SH       SOLE                   320000        0        0
LINKEDIN CORP                  COM CL A         53578A108    46375   454700 SH       SOLE                   454700        0        0
MICRON TECHNOLOGY INC          COM              595112103     7256   896334 SH       SOLE                   896334        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   100406  1975323 SH       SOLE                  1975323        0        0
NETAPP INC                     COM              64110D104     5149   115000 SH       SOLE                   115000        0        0
NETFLIX INC                    COM              64110L106    30739   267200 SH       SOLE                   267200        0        0
NETSUITE INC                   COM              64118Q107    15796   314100 SH       SOLE                   314100        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    54209  2119200 SH       SOLE                  2119200        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    23058   866500 SH       SOLE                   866500        0        0
PARAMETRIC TECHNOLOGY CORP     COM NEW          699173209    33657  1204610 SH       SOLE                  1204610        0        0
PRICELINE COM INC              COM NEW          741503403    37884    52800 SH       SOLE                    52800        0        0
QLIK TECHNOLOGIES INC          COM              74733T105    34986  1093300 SH       SOLE                  1093300        0        0
RED HAT INC                    COM              756577102     5522    92200 SH       SOLE                    92200        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    22298   666020 SH       SOLE                   666020        0        0
TEXAS INSTRS INC               COM              882508104    42513  1264900 SH       SOLE                  1264900        0        0
TIBCO SOFTWARE INC             COM              88632Q103     3813   125000 SH       SOLE                   125000        0        0
VERIFONE SYS INC               COM              92342Y109    32509   626740 SH       SOLE                   626740        0        0
VMWARE INC                     CL A COM         928563402    91705   816100 SH       SOLE                   816100        0        0
WYNN RESORTS LTD               COM              983134107    22844   182925 SH       SOLE                   182925        0        0
YANDEX N V                     SHS CLASS A      N97284108    67548  2513865 SH       SOLE                  2513865        0        0